RELATED PARTY TRANSACTIONS - Revenues from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Revenue from related parties	¥ 847,890	¥ 422,575	¥ 385,603
Agency services | Ziroom
RELATED PARTY TRANSACTIONS
Revenue from related parties	53,150	55,447	281,769
Agency services | Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Revenue from related parties	4,491	35,154	11,365
Agency services | Vanlian
RELATED PARTY TRANSACTIONS
Revenue from related parties	174,511	14,706	3,523
Agency services | Shengdu
RELATED PARTY TRANSACTIONS
Revenue from related parties	7,565	0	0
Online marketing services | Ziroom
RELATED PARTY TRANSACTIONS
Revenue from related parties	104,888	72,309	19,269
Platform services | IFM
RELATED PARTY TRANSACTIONS
Revenue from related parties	69,717	41,704	6,942
Commission support services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenue from related parties	423,448	201,385	58,194
Technical Services | Tencent
RELATED PARTY TRANSACTIONS
Revenue from related parties	1,608	0	0
Platform and franchise services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenue from related parties	¥ 8,512	¥ 1,870	¥ 4,541